Medalist Partners MBS Total Return Fund
Schedule of Investments
August 31, 2025 (Unaudited)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 55.7%	Par	Value
AFC Home Equity Loan Trust, Series 1997-3, Class 1A4, 7.47%, 09/27/2027 (a)	$13,466	$13,419
AMSR Trust, Series 2021-SFR3, Class H, 4.90%, 10/17/2038 (b)	1,750,000	1,732,276
Asset Backed Securities Corp. Home Equity, Series 1999-LB1, Class A1F, 7.11%, 06/21/2029	62,766	62,762
Banc of America Funding Corp., Series 2006-D, Class 5A2, 5.27%, 05/20/2036 (c)	4,754	4,094
Bank of America NA, Series 2008-R4, Class 1A4, 4.92% (1 mo. Term SOFR + 0.56%), 07/25/2037 (b)	998,259	691,689
BRAVO Residential Funding Trust, Series 2024-NQM2, Class B1, 7.91%, 02/25/2064 (b)	1,335,000	1,353,972
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A4, 4.92% (1 mo. Term SOFR + 0.59%), 08/25/2036	3,750,000	3,108,903
CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.01%, 01/25/2067 (b)(c)	1,878,058	1,811,577
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB4, Class WA, 6.98%, 12/25/2034 (c)	1,566	1,564
Colony American Finance Ltd.
Series 2019-1, Class D, 4.82%, 03/15/2052 (b)	750,167	740,538
Series 2019-1, Class E, 5.73%, 03/15/2052 (b)(c)	242,500	237,834
COLT Funding LLC
Series 2021-3, Class B2, 4.12%, 09/27/2066 (b)(c)	1,578,000	1,276,929
Series 2021-4, Class B2, 4.14%, 10/25/2066 (b)(c)	2,625,000	1,959,400
Series 2021-6, Class B1, 4.12%, 12/25/2066 (b)(c)	1,713,000	1,519,045
Series 2022-1, Class B1, 4.15%, 12/27/2066 (b)(c)	3,000,000	2,643,275
Conseco Finance Home Loan Trust, Series 2000-E, Class B1, 10.26%, 08/15/2031 (c)	32,993	6,298
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 5.86%, 09/25/2034 (c)	143,117	133,820
Series 2006-4CB, Class 2A3, 5.50%, 04/25/2036	3,223	2,314
Series 2006-OA3, Class 1A1, 4.84% (1 mo. Term SOFR + 0.51%), 05/25/2036	6,220	5,801
Series 2006-OA9, Class 1A1, 4.85% (1 mo. Term SOFR + 0.51%), 07/20/2046	19,557	16,222
Credit Suisse Mortgage Capital Certificates
Series 2020-AFC1, Class B1, 3.45%, 02/25/2050 (b)(c)	4,228,000	3,772,960
Series 2020-AFC1, Class B2, 4.42%, 02/25/2050 (b)(c)	5,459,650	5,113,111
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/2065 (b)(c)	3,200,000	2,880,223
Series 2021-4, Class B2, 4.43%, 11/25/2066 (b)(c)	4,000,000	3,001,740
Eagle Re Ltd., Series 2023-1, Class M1A, 6.35% (30 day avg SOFR US + 2.00%), 09/26/2033 (b)	299,080	300,337
Ellington Financial Mortgage Trust
Series 2022-4, Class B1, 5.89%, 09/25/2067 (b)(c)	3,000,000	2,971,869
Series 2024-RM2, Class A1A, 5.00%, 07/25/2054 (b)	1,046,628	1,027,926
Fannie Mae Connecticut Avenue Securities
Series 2020-SBT1, Class 1B1, 11.21% (30 day avg SOFR US + 6.86%), 02/25/2040 (b)	2,000,000	2,128,439
Series 2023-R07, Class 2M2, 7.60% (30 day avg SOFR US + 3.25%), 09/25/2043 (b)	3,500,000	3,651,611
Series 2024-R01, Class 1B1, 7.05% (30 day avg SOFR US + 2.70%), 01/25/2044 (b)	1,000,000	1,032,630
Series 2024-R01, Class 1B2, 8.35% (30 day avg SOFR US + 4.00%), 01/25/2044 (b)	1,000,000	1,040,663
Series 2024-R02, Class 1B2, 8.05% (30 day avg SOFR US + 3.70%), 02/25/2044 (b)	2,500,000	2,590,743
Series 2024-R03, Class 2B1, 7.15% (30 day avg SOFR US + 2.80%), 03/25/2044 (b)	1,500,000	1,548,948
Federal Home Loan Mortgage Corp., Series 2017-SC01, Class M2, 3.65%, 12/25/2046 (b)(c)	595,000	546,503
FIGRE Trust 2023-HE1
Series 2024-HE4, Class A, 5.06%, 09/25/2054 (b)(c)	1,210,558	1,220,061
Series 2024-HE4, Class B, 5.25%, 09/25/2054 (b)(c)	807,039	810,527
Series 2025-HE3, Class C, 5.91%, 05/25/2055 (b)(c)	1,172,005	1,182,682
Flagstar Mortgage Trust
Series 2018-1, Class B5, 3.93%, 03/25/2048 (b)(c)	1,206,000	851,148
Series 2019-1INV, Class B2A, 4.51%, 10/25/2049 (b)(c)	3,067,203	2,887,899
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2018-2, Class BX, 1.99%, 11/25/2057 (c)	3,112,583	1,214,402
Series 2018-2, Class XSIO, 0.07%, 11/25/2057 (c)(d)	355,852,312	977,847
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2019-FTR3, Class B2, 9.26% (30 day avg SOFR US + 4.91%), 09/25/2047 (b)	2,533,500	2,749,308
Series 2020-DNA2, Class B2, 9.26% (30 day avg SOFR US + 4.91%), 02/25/2050 (b)	2,590,000	2,843,916
Series 2020-HQA1, Class B2, 9.56% (30 day avg SOFR US + 5.21%), 01/25/2050 (b)	2,300,000	2,533,164
Series 2024-DNA2, Class M2, 6.05% (30 day avg SOFR US + 1.70%), 05/25/2044 (b)	1,300,000	1,313,616
Freddie Mac Whole Loan Securities Trust, Series 2017-SC02, Class M2, 3.85%, 05/25/2047 (b)(c)	1,411,000	1,337,514
FRTKL, Series 2021-SFR1, Class G, 4.11%, 09/17/2038 (b)	2,811,000	2,670,546
Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 5.06% (1 mo. Term SOFR + 0.73%), 10/25/2045	9,115,176	8,622,829
GSAA Trust, Series 2006-5, Class 2A1, 4.58% (1 mo. Term SOFR + 0.25%), 03/25/2036	23,668	7,551
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/2055 (b)(c)	1,602,000	1,468,284
JP Morgan Chase Bank NA
Series 2020-CL1, Class M4, 8.79% (1 mo. Term SOFR + 4.46%), 10/25/2057 (b)	224,803	238,357
Series 2021-CL1, Class M4, 7.10% (30 day avg SOFR US + 2.75%), 03/25/2051 (b)	824,972	829,950
Series 2021-CL1, Class M5, 8.20% (30 day avg SOFR US + 3.85%), 03/25/2051 (b)	561,513	512,393
JP Morgan Mortgage Trust
Series 2019-5, Class B5, 4.45%, 11/25/2049 (b)(c)	1,232,439	1,028,726
Series 2019-5, Class B6, 4.28%, 11/25/2049 (b)(c)	3,634,961	2,156,208
Series 2020-2, Class B6Z, 6.79%, 07/25/2050 (b)(c)	3,864,437	2,772,905
Series 2021-3, Class A3X, 0.50%, 07/25/2051 (b)(c)(d)	53,022,191	1,657,535
Series 2022-INV1, Class B4, 3.29%, 03/25/2052 (b)(c)	3,222,804	2,658,630
Series 2023-2, Class B2, 5.61%, 07/25/2053 (b)(c)	3,069,965	2,965,822
Merrill Lynch Mortgage Investors, Inc., Series 2005-AR1, Class M2, 5.44% (1 mo. Term SOFR + 1.12%), 06/25/2036	1,775,493	1,445,056
Mill City Mortgage Trust, Series 2019-1, Class B1, 3.50%, 10/25/2069 (b)(c)	2,245,863	1,948,374
New York Mortgage Trust, Inc., Series 2025-CP1, Class M1, 3.75%, 11/25/2069 (b)(c)	2,000,000	1,829,138
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/2056 (b)(c)	2,326,000	1,930,141
Onslow Bay Mortgage Loan Trust, Series 2024-NQM2, Class M1, 6.86%, 12/25/2063 (b)(c)	1,238,000	1,253,400
Point Securitization Trust
Series 2023-1, Class A1, 6.50%, 11/25/2053 (a)(b)	2,705,307	2,721,251
Series 2024-1, Class A1, 6.50%, 06/25/2054 (b)	2,910,628	2,921,498
PRKCM Trust, Series 2022-AFC2, Class M1, 6.12%, 08/25/2057 (b)(c)	3,080,000	3,080,511
Progress Residential Trust, Series 2021-SFR10, Class G, 4.86%, 12/17/2040 (b)	3,965,715	3,882,181
PRPM LLC
Series 2024-6, Class A1, 5.70%, 11/25/2029 (a)(b)	1,810,695	1,825,505
Series 2024-RCF2, Class A2, 3.75%, 03/25/2054 (a)(b)	1,758,000	1,691,292
RAAC Series, Series 2004-SP1, Class AI3, 6.12%, 03/25/2034 (a)	69	69
Radnor RE Ltd.
Series 2023-1, Class M1A, 7.05% (30 day avg SOFR US + 2.70%), 07/25/2033 (b)	456,324	459,660
Series 2023-1, Class M1B, 8.70% (30 day avg SOFR US + 4.35%), 07/25/2033 (b)	1,250,000	1,299,258
RALI Trust
Series 2006-QS18, Class 1A1, 5.04% (1 mo. Term SOFR + 0.71%), 12/25/2036	1,895,433	1,636,300
Series 2008-QR1, Class 2A1, 4.94% (1 mo. Term SOFR + 0.61%), 09/25/2036	1,195,300	880,646
RAMP Trust, Series 2007-RS1, Class A3, 4.78% (1 mo. Term SOFR + 0.45%), 02/25/2037	9,723,687	2,200,743
RFSC Trust, Series 2002-RP1, Class A1, 5.30% (1 mo. Term SOFR + 0.97%), 03/25/2033 (b)	239,214	235,613
Rithm Capital Corp.
Series 2021-NQ2R, Class B1, 3.01%, 10/25/2058 (b)(c)	2,034,000	2,004,651
Series 2021-NQ2R, Class B2, 3.96%, 10/25/2058 (b)(c)	1,813,000	1,793,247
Saluda Grade Mortgage Funding LLC, Series 2025-NPL2, Class A1, 7.77%, 05/25/2030 (a)(b)	1,477,822	1,484,483
Sequoia Mortgage Trust
Series 2025-2, Class A19, 6.00%, 03/25/2055 (b)(c)	2,224,990	2,249,326
Series 2025-5, Class A19, 6.00%, 06/25/2055 (b)(c)	2,824,940	2,846,127
SGR Residential Mortgage Trust, Series 2022-2, Class A3, 5.35%, 08/25/2062 (b)(c)	762,597	761,099
Starwood Mortgage Residential Trust
Series 2020-3, Class B2, 4.75%, 04/25/2065 (b)(c)	1,460,000	1,223,270
Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (b)	1,000,000	935,912
Series 2021-SFR1, Class H, 8.93% (1 mo. Term SOFR + 4.56%), 04/17/2038 (b)	1,000,000	1,001,673
Series 2021-SFR2, Class H, 8.63% (1 mo. Term SOFR + 4.26%), 01/17/2039 (b)	746,643	732,163
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 3A1, 4.54%, 11/25/2035 (c)	15,695	14,449
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2, 7.57%, 02/25/2039 (a)(b)	1,200,000	1,213,504
Towd Point Mortgage Trust
Series 2018-6, Class B2, 3.95%, 03/25/2058 (b)(c)	2,750,000	2,259,998
Series 2019-1, Class B2, 3.79%, 03/25/2058 (b)(c)	4,000,000	3,061,216
Series 2019-HY1, Class B3, 6.59% (1 mo. Term SOFR + 2.26%), 10/25/2048 (b)	6,170,000	5,915,929
Series 2019-HY2, Class B2, 6.69% (1 mo. Term SOFR + 2.36%), 05/25/2058 (b)	1,000,000	1,025,476
Series 2019-HY2, Class B4, 6.69% (1 mo. Term SOFR + 2.36%), 05/25/2058 (b)	1,836,000	1,589,098
Series 2019-HY3, Class B1, 6.44% (1 mo. Term SOFR + 2.11%), 10/25/2059 (b)	3,704,000	3,855,787
Series 2019-HY3, Class B2, 6.44% (1 mo. Term SOFR + 2.11%), 10/25/2059 (b)	3,320,000	3,367,039
Series 2019-HY3, Class B3, 6.44% (1 mo. Term SOFR + 2.11%), 10/25/2059 (b)	1,106,000	1,004,585
Series 2019-HY3, Class B4, 6.44% (1 mo. Term SOFR + 2.11%), 10/25/2059 (b)	1,105,000	937,345
Series 2024-CES1, Class A1B, 6.05%, 01/25/2064 (b)(c)	488,235	492,826
Series 2024-CES6, Class A2, 6.00%, 11/25/2064 (a)(b)	1,500,000	1,525,163
UWM Mortgage Trust, Series 2021-INV4, Class B4, 3.21%, 12/25/2051 (b)(c)	2,759,901	2,261,476
Verus Securitization Trust
Series 2021-5, Class B2, 3.94%, 09/25/2066 (b)(c)	2,000,000	1,485,682
Series 2021-8, Class B2, 4.33%, 11/25/2066 (b)(c)	795,000	653,270
Series 2021-R3, Class B2, 4.07%, 04/25/2064 (b)(c)	3,609,000	3,433,403
Series 2024-4, Class B2, 8.02%, 06/25/2069 (b)(c)	2,000,000	2,020,222
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-4, Class 1A5, 7.00%, 06/25/2037	4,493,236	2,318,830
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $198,114,172)		181,149,140

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 35.8%	Par	Value
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class E, 9.52%, 11/10/2029 (b)(c)	5,000,000	5,114,543
BBCMS Trust, Series 2025-C35, Class C, 6.32%, 07/15/2058 (c)	4,500,000	4,580,966
Benchmark Mortgage Trust
Series 2025-B41, Class C, 6.14%, 07/15/2068 (b)	4,000,000	4,050,096
Series 2025-B41, Class D, 4.50%, 07/15/2068 (b)(e)	5,689,000	4,442,615
BMO Mortgage Trust, Series 2025-C12, Class C, 6.61%, 06/15/2058 (c)	3,000,000	3,091,471
BX Trust, Series 2021-BXMF, Class G, 7.83% (1 mo. Term SOFR + 3.46%), 10/15/2026 (b)	2,100,867	2,084,794
BXMT Ltd., Series 2020-FL3, Class C, 7.53% (1 mo. Term SOFR + 3.16%), 11/15/2037 (b)	4,000,000	3,933,726
CFK Trust, Series 2020-MF2, Class D, 3.35%, 03/15/2039 (b)	4,300,000	3,713,667
Freddie Mac Mscr Trust Mn10, Series 2025-MN10, Class B1, 9.29% (30 day avg SOFR US + 4.95%), 02/25/2045 (b)	1,000,000	1,018,930
Freddie Mac Mscr Trust Mn11, Series 2025-MN11, Class B1, 8.75% (30 day avg SOFR US + 4.40%), 07/25/2045 (b)	2,250,000	2,323,640
Freddie Mac Mscr Trust Mn2, Series 2021-MN2, Class M2, 7.70% (30 day avg SOFR US + 3.35%), 07/25/2041 (b)	4,389,851	4,373,828
Freddie Mac Mscr Trust Mn3, Series 2021-MN3, Class B1, 11.20% (30 day avg SOFR US + 6.85%), 11/25/2051 (b)	6,063,000	6,477,668
Freddie Mac Mscr Trust Mn9, Series 2024-MN9, Class B1, 10.35% (30 day avg SOFR US + 6.00%), 10/25/2044 (b)	2,950,000	3,069,440
Greystone Commercial Real Estate Notes
Series 2024-HC3, Class B, 8.00% (1 mo. Term SOFR + 3.63%), 03/15/2041 (b)	2,075,000	2,083,456
Series 2024-HC3, Class D, 9.70% (1 mo. Term SOFR + 5.33%), 03/15/2041 (b)	2,575,000	2,594,907
GS Mortgage Securities Corp. II, Series 2024-MARK, Class D, 7.75% (1 mo. Term SOFR + 3.39%), 06/15/2034 (b)	3,150,000	3,151,067
Harvest Commercial Capital Loan Trust
Series 2024-1, Class M3, 7.55%, 10/25/2056 (c)	1,222,107	1,238,720
Series 2025-1, Class M4, 9.04%, 06/25/2057 (c)	2,964,051	3,068,761
Series 2025-1, Class M5, 9.04%, 06/25/2057 (c)	1,989,062	1,903,423
JP Morgan Chase Commercial Mortgage Securities
Series 2018-AON, Class A, 4.13%, 07/05/2031 (b)	4,371,000	3,987,634
Series 2018-PHH, Class B, 5.87% (1 mo. Term SOFR + 1.51%), 06/15/2035 (b)	3,750,000	2,798,901
Series 2021-NYAH, Class D, 6.27% (1 mo. Term SOFR + 1.90%), 06/15/2038 (b)	3,590,000	3,259,425
Series 2022-NLP, Class E, 7.22% (1 mo. Term SOFR + 2.86%), 04/15/2037 (b)	4,979,026	4,765,388
Madison Avenue Trust, Series 2015-11MD, Class D, 3.67%, 09/10/2035 (b)(c)	2,500,000	2,490,231
Mcp Holding Co. LLC, Series 2024-70P, Class E, 9.26%, 03/10/2041 (b)(c)	3,860,000	4,023,449
Morgan Stanley ABS Capital I, Inc., Series 2024-BPR2, Class A, 7.29%, 05/05/2029 (b)	6,546,579	6,921,535
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class C, 6.35%, 08/15/2058 (c)	4,596,000	4,739,477
Series 2025-C35, Class D, 4.50%, 08/15/2058 (b)	3,741,000	2,910,025
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032 (b)	1,150,000	1,017,159
Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class B10, 9.96% (30 day avg SOFR US + 5.61%), 10/25/2049 (b)	2,384,000	2,415,413
Series 2023-01, Class B1, 14.10% (30 day avg SOFR US + 9.75%), 11/25/2053 (b)	1,485,000	1,715,171
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class D, 4.53%, 01/05/2043 (b)(c)	4,200,000	3,263,676
SKY Trust 2025-LINE, Series 2025-LINE, Class D, 10.30% (1 mo. Term SOFR + 5.93%), 04/15/2042 (b)	2,978,947	3,014,642
WB Commercial Mortgage Trust, Series 2024-HQ, Class D, 8.28%, 03/15/2040 (b)(c)	6,800,000	6,838,999
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $114,901,308)		116,476,843

ASSET-BACKED SECURITIES - 5.3%	Par	Value
Apollo Aviation Securitization Equity Trust, Series 2024-1A, Class A2, 6.26%, 05/16/2049 (b)	2,358,447	2,437,790
AVANT Loans Funding Trust, Series 2024-REV1, Class B, 6.17%, 10/15/2033 (b)	4,300,000	4,375,026
Foundation Finance Trust, Series 2024-2A, Class C, 5.32%, 03/15/2050 (b)	2,781,515	2,795,494
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.30%, 01/15/2042 (b)	1,293,935	1,261,629
Sabey Data Center Issuer LLC, Series 2022-1, Class A2, 5.00%, 06/20/2047 (b)	2,820,000	2,817,938
Thunderbolt Aircraft Lease, Series 2019-1, Class A, 3.67%, 11/15/2039 (b)	1,773,526	1,708,135
Volofin Finance Designated Activity Co., Series 2024-1A, Class A, 5.94%, 06/15/2037 (b)	1,744,380	1,779,652
TOTAL ASSET-BACKED SECURITIES (Cost $16,801,432)		17,175,664

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 1.9%	Par	Value
Fannie Mae Grantor Trust
Series 2003-T2, Class A1, 4.74% (30 day avg SOFR US + 0.39%), 03/25/2033	15,930	15,797
Series 2004-T3, Class 2A, 5.35%, 08/25/2043 (f)	18,463	18,555
Fannie Mae or Freddie Mac, Series Pool #000TBA, Pool 000TBA, 5.50%, 09/15/2041 (g)	4,000,000	4,023,750
Fannie Mae Whole Loan, Series 2007-W8, Class 1A5, 6.58%, 09/25/2037 (f)	4,877	4,871
FARM Mortgage Trust, Series 2024-2, Class B, 5.59%, 08/01/2054 (b)(f)	2,305,087	2,064,510
Federal National Mortgage Association, Pool 888534, 5.00%, 08/01/2037	3,039	3,063
FNMA REMIC Trust, Series 2007-30, Class ZM, 4.25%, 04/25/2037 (h)	67,715	64,980
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $6,164,277)		6,195,526

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%(i)	Par	Value
Federal National Mortgage Association, Series 2006-M1, Class IO, 0.22%, 03/25/2036 (c)(d)	424,446	5
Government National Mortgage Association
Series 2002-28, Class IO, 1.11%, 01/16/2042 (c)(d)	4,901	0 (j)
Series 2005-23, Class IO, 0.00%, 06/17/2045 (c)(d)(k)	100,087	0 (j)
Series 2006-68, Class IO, 0.44%, 05/16/2046 (c)(d)	25,449	1
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,061)		6

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.1%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(l)	16,485,778	16,485,778
TOTAL MONEY MARKET FUNDS (Cost $16,485,778)		16,485,778

TOTAL INVESTMENTS - 103.8% (Cost $352,468,028)		337,482,957
Liabilities in Excess of Other Assets - (3.8)%		(12,240,549)
TOTAL NET ASSETS - 100.0%		$325,242,408
two		–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.		–%

REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

(a)	Step coupon bond. The rate disclosed is as of August 31, 2025.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $275,569,420 or 84.7% of the Fund’s net assets.

(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2025.

(d)	Interest only security.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $4,442,615 or 1.4% of net assets as of August 31, 2025.

(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of August 31, 2025.

(g)	To-be-announced security.
(h)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of August 31, 2025.

(i)	Represents less than 0.05% of net assets.
(j)	Rounds to zero.
(k)	Zero coupon bonds make no periodic interest payments.
(l)	The rate shown represents the 7-day annualized yield as of August 31, 2025.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Medalist Partners MBS Total Return Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Non-Agency Residential Mortgage Backed Securities	$–	$181,149,140	$–	$181,149,140
Non-Agency Commercial Mortgage Backed Securities	–	112,034,228	4,442,615	116,476,843
Asset-Backed Securities	–	17,175,664	–	17,175,664
Agency Residential Mortgage-Backed Securities	–	6,195,526	–	6,195,526
Agency Commercial Mortgage Backed Securities	–	6	–	6
Money Market Funds	16,485,778	–	–	16,485,778
Total Investments	$16,485,778	$316,554,564	$4,442,615	$337,482,957

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There was one transfer into Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Investments in Securities, at Value
Non-Agency Commercial Mortgage-Backed Securities

Balance as of November 30, 2024	$-
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Purchases	4,442,615
Sales	-
Transfers in and/or out of Level 3	4,442,615
Balance as of August 31, 2025	$4,442,615

	Value	Valuation Technique(s)	Unobservable Input	Input/Range
Non-Agency Commercial Mortgage-Backed Securities	$ 4,442,615	Market Transaction Method	Prior/Recent Transaction	$ 78.09